ASSET DECOMMISSION OBLIGATION -Summary of position of the amounts corresponding to the total liability referring to the demobilization of assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
ASSET DECOMMISSION OBLIGATION
Decommissioning, Total Cost Estimate	R$ 4,190,415
Decommissioning, Adjustment to Present Value	(2,279,995)
Decommissioning, Estimate to Present Value	1,910,420
Decommissioning, Present value		R$ 876,376
Low and Medium Activity Reactors and Used Nuclear Fuel, Total Cost Estimate	664,682
Low and Medium Activity Reactors and Used Nuclear Fuel, Adjustment to Present Value	(104,702)
Low and Medium Activity Reactors and Used Nuclear Fuel, Estimate to Present Value	559,980
Low and Medium Activity Reactors and Used Nuclear Fuel, Present value		526,094
Total Asset Repayment Obligations, Total Cost Estimate	4,855,097
Total Asset Repayment Obligations, Adjustment to Present Value	(2,384,697)
Total Asset Repayment Obligations, Estimate to Present Value	2,470,400
Total Asset Repayment Obligations, Present value		1,402,470
Angra 1 Plant
ASSET DECOMMISSION OBLIGATION
Decommissioning, Total Cost Estimate	1,923,878
Decommissioning, Adjustment to Present Value	(634,204)
Decommissioning, Estimate to Present Value	1,289,674
Decommissioning, Present value		587,735
Low and Medium Activity Reactors and Used Nuclear Fuel, Total Cost Estimate	248,137
Low and Medium Activity Reactors and Used Nuclear Fuel, Adjustment to Present Value	(39,087)
Low and Medium Activity Reactors and Used Nuclear Fuel, Estimate to Present Value	209,050
Low and Medium Activity Reactors and Used Nuclear Fuel, Present value		196,400
Total Asset Repayment Obligations, Total Cost Estimate	2,172,015
Total Asset Repayment Obligations, Adjustment to Present Value	(673,291)
Total Asset Repayment Obligations, Estimate to Present Value	1,498,724
Total Asset Repayment Obligations, Present value		784,135
Angra 2 Plant
ASSET DECOMMISSION OBLIGATION
Decommissioning, Total Cost Estimate	2,266,537
Decommissioning, Adjustment to Present Value	(1,645,791)
Decommissioning, Estimate to Present Value	620,746
Decommissioning, Present value		288,641
Low and Medium Activity Reactors and Used Nuclear Fuel, Total Cost Estimate	416,545
Low and Medium Activity Reactors and Used Nuclear Fuel, Adjustment to Present Value	(65,615)
Low and Medium Activity Reactors and Used Nuclear Fuel, Estimate to Present Value	350,930
Low and Medium Activity Reactors and Used Nuclear Fuel, Present value		329,694
Total Asset Repayment Obligations, Total Cost Estimate	2,683,082
Total Asset Repayment Obligations, Adjustment to Present Value	(1,711,406)
Total Asset Repayment Obligations, Estimate to Present Value	R$ 971,676
Total Asset Repayment Obligations, Present value		R$ 618,335